Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

August 9, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	First American Funds, Inc. File Nos. 002-74747 and 811-03313

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 86 under the 1933 Act and Post-Effective Amendment No. 86 under the Investment Company Act of 1940, as amended, to the registration statement of First American Funds, Inc. (the “Registrant”) on Form N-1A are submitted electronically via EDGAR to become effective October 14, 2016. The purpose of this filing is to address changes related to money market fund reform in the context of the Registrant’s annual registration statement update.

If you have any questions or comments about this filing, please contact me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel